Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease assets	$ 279,886	$ 341,625
Lease Liability - current	126,046	124,095
Lease liability – non-current	$ 165,532	$ 229,076